General and Administrative Costs	9 Months Ended
Sep. 30, 2026
General and Administrative Costs
General and Administrative Costs

16. General and Administrative Costs

General and administrative costs amount to € 12,733,000 for the nine month period ended September 30, 2026 (nine month period ended September 30, 2025: € 11,169,000).